Classification of financial assets and liabilities - Reclassification (Details) - Loans in the form of interest-bearing securities - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclassification of financial assets
Nominal value	SEK 0	SEK 57
Book value	0	60
Fair value	SEK 0	SEK 60